Segment Information - Reconciliation of Operating Income (Loss) of Segments to Total Operating Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	$ (90)	$ (292)	$ (1,376)
Operating income (loss)	168	(465)	(2,081)
Product Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	344	(129)	(474)
Others [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Strategic and other research and development programs	(7)	(15)	(12)
Phase-out and start-up costs	(16)	(5)
Impairment, restructuring charges and other related closure costs	(90)	(292)	(1,376)
Unused capacity charges	(53)	(32)	(172)
NXP arbitration award			(54)
Other non-allocated provisions	(10)	8	7
Operating income (loss)	$ (176)	$ (336)	$ (1,607)